FAIR VALUE MEASURMENTS (Narrative) (Details) $ / shares in Units, $ in Thousands, ₪ in Millions		12 Months Ended
	Sep. 17, 2014 $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)
FAIR VALUE MEASURMENTS [Abstract]
Currency hedging transactions, maximum term		1 year
Operating expenses relating to hedge transaction		$ 13
Total hedged amount | ₪			₪ 13.5
Foreign exchange risk lien		224
Foreign exchange risk lien for bank guarantees granted to secure hedging transactions		$ 250
Warrants [Member]
Assumptions used in determining fair value of each of the embedded derivatives
Value of ordinary shares (in dollars per share) | $ / shares	$ 6
Dividend yield	0.00%
Risk free interest rate	1.45%
Expected volatility	65.00%
Expected term	3 years 7 months 6 days